Share-based compensation (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Product developments USD ($)	Dec. 31, 2013 Product developments CNY	Dec. 31, 2012 Product developments CNY	Dec. 31, 2011 Product developments CNY	Dec. 31, 2013 Sales and marketing USD ($)	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY
Compensation cost recognized
Compensation cost	$ 10,524	63,707	27,206	28,454	$ 3,433	20,784	15,241	13,546	$ 1,245	7,534	6,573	5,471	$ 5,846	35,389	5,392	9,437